                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended      June 30, 2003
                                                   -------------


Check here if Amendment [ ]             Amendment Number :
   This Amendment (Check only one): [ ]   is a restatement
                                    [ ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     RBS Partners, L.P.
          -------------------------
Address:  200 Greenwich Avenue
          -------------------------
          Greenwich, CT 06830
          -------------------------

Form 13F File Number:    28- 2610
                        -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     William C. Crowley
          -------------------------------
Title:    President of General Partner
          -------------------------------
Phone:    (203) 861-4600
          -------------------------------

Signature, Place, and Date of Signing:

      /s/ William C. Crowley          Greenwich, CT            August 14, 2003
   ---------------------------     -------------------       -------------------
           (Signature)                (City, State)                 (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORTS (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         NONE
Form 13F Information Table Entry Total:                      14
Form 13F Information Table Value Total:             $ 5,545,339
                                                 ( in thousands)


PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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


                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF           TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Autozone Inc.      Common       053332-10-2    1,195,037  13,335,206  SH              DEFINED               13,335,206
Autozone Inc.      Common       053332-10-2      744,378  12,193,494  SH               SOLE                 12,193,494
AutoNation, Inc.   Common       05329W-10-2      307,752  19,577,107  SH              DEFINED               19,577,107
AutoNation, Inc.   Common       05329W-10-2      874,365  55,621,193  SH               SOLE                 55,621,193
Deluxe Corp.       Common       248019-10-1       38,423     857,667  SH              DEFINED                  857,667
Deluxe Corp.       Common       248019-10-1      224,412   5,009,203  SH               SOLE                  5,009,203
Footstar Inc.      Common       344912-10-0        5,927     455,938  SH              DEFINED                  455,938
Footstar Inc.      Common       344912-10-0       28,447   2,188,262  SH               SOLE                  2,188,262
Payless
  ShoeSource Inc.  Common       704379-10-6       10,404     832,357  SH              DEFINED                  832,357
Payless
  ShoeSource Inc.  Common       704379-10-6       54,872   4,389,743  SH               SOLE                  4,389,743
Sears, Roebuck
  & Co.            Common       812387-10-8      151,120   4,492,266  SH              DEFINED                4,492,266
Sears, Roebuck
  & Co.            Common       812387-10-8      895,084  26,607,734  SH               SOLE                 26,607,734
Kmart Holding
  Corporation      Common       498780-10-5      921,201  34,245,405  SH              DEFINED               34,245,405
Kmart Holding
  Corporation      Common       498780-10-5       93,917   3,491,346  SH               SOLE                  3,491,346

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.